Debt - Summary of Short Term and Long Term Debt (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of debt [line items]
Remaining contract period		1 year and for more than one year
Total of document payable		$ 871,739	$ 586,689
Total of short-term document payable		744,137	491,236
Total of long-term document payable		$ 127,602	95,453
Banco Mercantil del Norte | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total of document payable		$ 149	149
Banco Mercantil del Norte | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		11.90%
Banco Mercantil del Norte | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		15.99%
Daimler Chrysler Financial Services | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total of document payable		$ 111,551	67,563
Daimler Chrysler Financial Services | Transportation equipment 1
Schedule of debt [line items]
Remaining contract period	[1]	3
Total of document payable		$ 127,602	94,928
Daimler Chrysler Financial Services | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		11.25%
Daimler Chrysler Financial Services | Bottom of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		11.25%
Daimler Chrysler Financial Services | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		13.20%
Daimler Chrysler Financial Services | Top of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		13.20%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total of document payable		$ 13	1,613
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Transportation equipment 1
Schedule of debt [line items]
Total of document payable			78
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		2.08%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Bottom of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		2.08%
Remaining contract period	[1]	2
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		14.99%
NR Finance Mexico, S.A. de C.V. SOFOM E.N.R. | Top of range | Transportation equipment 1
Schedule of debt [line items]
Effective rate		14.99%
Remaining contract period	[1]	3
TOYOTA Financial Services | Transportation equipment
Schedule of debt [line items]
Effective rate		13.99%
Remaining contract period	[1]	1
Total of document payable		$ 70	320
TOYOTA Financial Services | Transportation equipment 1
Schedule of debt [line items]
Effective rate		13.99%
Remaining contract period	[1]	2
Total of document payable			88
CETELEM SA de CV | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total of document payable			131
CETELEM SA de CV | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		12.74%
CETELEM SA de CV | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		14.00%
Arrendadora Afirme | Transportation equipment
Schedule of debt [line items]
Remaining contract period	[1]	1
Total of document payable		$ 236	471
Arrendadora Afirme | Transportation equipment 1
Schedule of debt [line items]
Effective rate		11.70%
Remaining contract period	[1]	3
Total of document payable			236
Arrendadora Afirme | Bottom of range | Transportation equipment
Schedule of debt [line items]
Effective rate		9.95%
Arrendadora Afirme | Top of range | Transportation equipment
Schedule of debt [line items]
Effective rate		11.70%
Grupo Financiero Santander | Transportation equipment
Schedule of debt [line items]
Effective rate		12.99%
Remaining contract period	[1]	1
Total of document payable		$ 123	126
Grupo Financiero Santander | Transportation equipment 1
Schedule of debt [line items]
Effective rate		12.99%
Remaining contract period	[1]	2
Total of document payable			123
Grupo Financiero Santander | Santander credit line
Schedule of debt [line items]
Effective rate		3.15%
Remaining contract period	[1]	1
Total of document payable		$ 182,145	82,527
Supplier Finance Arrangement | HSBC
Schedule of debt [line items]
Total of document payable		233,930
Supplier Finance Arrangement | Santander
Schedule of debt [line items]
Total of document payable		$ 215,920	$ 338,336

[1]	Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.